CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 27,111	$ 3,976	$ 4,590
Costs and expenses
Cost of revenue	154,897	3,070	3,926
Research and development	750,185	511,110	220,223
Selling, general and administrative	652,475	89,023	38,375
Total cost and expenses	1,557,557	603,203	262,524
Loss from operations	(1,530,446)	(599,227)	(257,934)
Other income (expense), net:
Change in fair value of forward contracts	(454,546)	(118,382)	(15,053)
Change in fair value of stock warrants liability		(1,200)
Transaction costs expensed	(2,717)
Interest expense	(1,374)	(64)	(8,547)
Other (expense) income, net	(893)	(690)	4,606
Total other expense, net	(1,049,266)	(120,341)	(19,400)
Loss before provision for (benefit from) income taxes	(2,579,712)	(719,568)	(277,334)
Provision for (benefit from) income taxes	49	(188)	23
Net loss	(2,579,761)	(719,380)	(277,357)
Deemed dividend related to the issuance of convertible preferred stock	(2,167,332)
Net loss attributable to common stockholders	$ (4,747,093)	$ (705,596)	$ (269,422)
Weighted average shares outstanding used in computing net loss per share attributable to common stockholders, basic (in shares)	740,393,759	24,825,944	20,595,229
Weighted average shares outstanding used in computing net loss per share attributable to common stockholders, diluted (in shares)	740,393,759	24,825,944	20,595,229
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (6.41)	$ (28.42)	$ (13.08)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (6.41)	$ (28.42)	$ (13.08)
Series B
Other income (expense), net:
Deemed contribution related to repurchase of convertible preferred stock	$ 0	$ 1,000	$ 0
Series C
Other income (expense), net:
Deemed contribution related to repurchase of convertible preferred stock	0	12,784	7,935
Change in fair value of convertible preferred stock warrant liability
Other income (expense), net:
Change in fair value of stock warrants liability	(6,976)	$ (1,205)	$ (406)
Change in fair value of common stock warrant liability
Other income (expense), net:
Change in fair value of stock warrants liability	$ (582,760)